Shareholder Report, Holdings (Details)	May 31, 2026
C000129664 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000129664 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000129664 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000129664 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000129664 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129664 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129664 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129664 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129664 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129664 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129664 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000129664 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000129664 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000129664 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129664 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129665 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000129665 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000129665 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000129665 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000129665 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129665 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129665 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129665 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129665 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129665 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129665 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000129665 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000129665 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000129665 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129665 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169043 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000169043 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000169043 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169043 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169043 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169043 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169043 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169043 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169043 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169043 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169043 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000169043 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000169043 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000169043 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169043 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%